Label	Element	Value
C000218340 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	27.20%	[1]
C000218340 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	12.50%	[1]
C000218340 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	10.10%	[1]
C000218340 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	43.70%	[1]
C000199640 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	18.70%	[2]
C000199640 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	18.70%	[2]
C000199640 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[2]
C000199640 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	41.90%	[2]
C000218339 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	30.70%	[3]
C000218339 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	21.60%	[3]
C000218339 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	16.70%	[3]
C000218339 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	29.20%	[3]
C000199642 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	21.70%	[4]
C000199642 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	20.50%	[4]
C000199642 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	22.90%	[4]
C000199642 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	21.90%	[4]
C000220641 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.10%	[5]
C000220641 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.70%	[5]
C000220641 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.90%	[5]
C000220641 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.40%	[5]

[1]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
[2]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
[3]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
[4]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
[5]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.